Summary of Goodwill (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
Goodwill – December 31, 2025	$ 18,972,475
Additions to goodwill (Note 4)	3,019,246
Goodwill – March 31, 2026	21,991,721
Banzai Operating [Member]
Goodwill – December 31, 2025	2,171,526
Additions to goodwill (Note 4)
Goodwill – March 31, 2026	2,171,526
Vidello [Member]
Goodwill – December 31, 2025
Additions to goodwill (Note 4)	3,019,246
Goodwill – March 31, 2026	3,019,246
Open Reel [Member]
Goodwill – December 31, 2025	16,800,949
Additions to goodwill (Note 4)
Goodwill – March 31, 2026	$ 16,800,949